UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                      (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: August 31, 2016

Annual Report 2016
August 31, 2016

SCS Tactical Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the SCS Tactical Allocation Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The SCS Tactical Allocation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the SCS Tactical Allocation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the SCS Tactical Allocation Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: foreign securities risk, depository receipts, fixed income risk, interest rate risk, large-cap company risk, micro-cap securities risk, management style risk, manager risk, market risk, new fund risk, new manager risk, risks of investing in corporate debt securities, risks of investing in municipal securities, risks related to investing in other investment companies, risks of investing in REITs, and small-cap and mid-cap securities risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about October 30, 2016.

For More Information on Your SCS Tactical Allocation Fund:

See Our Web site at sentinelcapitalsolutions.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Investor,

2016 has been anything but predicable.  While this summer, we saw historically low volatility, that was not case in the beginning of the year or so far this fall.

The return for the Fund during the fiscal year ended August 31, 2016 was -4.10% with no sales load and -8.66% with the sales load. This compares to 3.33% for the Morningstar Tactical Allocation Category.

While the on-again, off-again volatility has not been easy to deal with, we believe that our tactical portfolio gives us the ability to try and take advantage of the market swings.  Even with this flexibility we cannot control the market or the things that influence it.  We saw a significant pull back on private prison stocks in August 2016 after the Justice Department unexpectedly said it would end the use of private prisons.  This had a negative effect on our portfolio.

In December 2015, we saw the first interest rate hike in decades, and Wall Street is expecting the second hike after the election.  The thought of increasing interest rates has sent us searching for ways to provide diversification through non-correlative assets that don't fit the typical fixed income mold, such as range accruals and floating rate closed end funds. We find closed end funds particularly attractive here. In the event of rising interest rates, closed end funds do not need to worry about net redemptions, and in general they are selling at a discount to their NAV.

The sector allocation aspect of our three-tiered approach provides the opportunity to not only be overweight in certain particularly promising sectors, but also may allow us to avoid some of the worst performing ones.  Recently we have increased are cap weight in the portfolio, while also increasing our weight towards health care stocks.  The portfolio has been out of the energy sector since August of 2015. This has been an advantage, given the trouble in that sector initiated by oil's plunge. The portfolio has never been in Telecom, as the sector tends to work with tight margins and close competition; we believe other options present far stronger possibilities

I thank you for the trust you've placed in us to manage your assets and wish you all a prosperous year.

Cort Meinelschmidt
Portfolio Manager

Average Annual Total Return for period ended September 30, 2016	One Year	Three Year	Since Inception[1]	Gross Expense Ratio[2]	Net Expense Ratio[3]
SCS Tactical Allocation Fund - No Load Shares	-2.02%	-2.96%	1.83%	4.46%	4.00%
SCS Tactical Allocation Fund - With Load[4]	-6.67%	-4.52%	0.77%	4.46%	4.00%
Morningstar Tactical Allocation Category[5]	5.54%	2.03%	3.16%	N/A	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com or call the Fund at (800) 773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance.

1The Fund's inception date is February 9, 2012.
2Gross expense ratio is from the Fund's prospectus dated December 29, 2015.
3The Advisor has entered into an Operating Plan with the Administrator, through January 1, 2017, under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 3.75% of the average daily net assets, exclusive of taxes, interest, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.
4 A maximum sales load imposed on purchases of 4.50% is charged to the Fund
5 You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. Performance information for the Morningstar Tactical Allocation Category is a simple average of Funds that are identified by Morningstar as "Tactical Allocation portfolios seeking to provide capital appreciation and income by actively shifting allocations across investments [with] …material shifts across equity regions, and bond sectors on a frequent basis… minimum exposures of 10% in in bonds and 20% in equity [and that]… historically demonstrate material shifts in sector or regional allocations either through a gradual shift over three years or through a series of material shifts on a quarterly basis. Within a three- year period, typically the average quarterly changes between equity regions and bond sectors exceeds 15% or the difference between the maximum and minimum exposure to a single equity region or bond sector exceeds 50%." Given the inherent differences and active allocation shifts in tactical allocation portfolios, the Fund's holdings, and therefore, its performance may vary greatly from its benchmark at any given time.

(RCSCS1016001)

SCS Tactical Allocation Fund

Performance Update
(Unaudited)

For the period from February 9, 2012 (Date of Initial Public Investment) to August 31, 2016

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 ($9,525 after maximum sales load of 4.75%) at February 9, 2012 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of the SCS Tactical Allocation Fund versus the Morningstar Tactical Allocation Category. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
August 31, 2016	Year	Inception	Date	Ratio*
SCS Tactical Allocation Fund - No Sales Load	-4.10%	1.57%	02/09/12	4.46%
SCS Tactical Allocation Fund - 4.75% Maximum Sales Load	-8.66%	0.61%	02/09/12	4.46%
Morningstar Tactical Allocation Category	3.33%	3.18%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated December 29, 2015.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

SCS Tactical Allocation Fund

Schedule of Investments

As of August 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 58.84%

Consumer Discretionary - 3.44%
	VF Corp.	2,000	$124,100
			124,100
Consumer Staples - 24.90%
	Colgate-Palmolive Co.	1,600	118,944
	Constellation Brands, Inc.	1,000	164,050
	Kimberly-Clark Corp.	950	121,657
	McCormick & Co., Inc.	1,855	189,136
*	PURE Bioscience, Inc.	335,026	304,873
			898,660
Financials - 7.23%
	Manhattan Bridge Capital, Inc.	16,806	103,525
*	National Holdings Corp.	49,000	157,290
			260,815
Health Care - 15.36%
*	Advaxis, Inc.	13,000	149,890
*	Aytu BioScience, Inc.	7,292	27,345
	Eli Lilly & Co.	1,800	139,950
*	Jaguar Animal Health, Inc.	15,000	19,500
	Pfizer, Inc.	4,000	139,200
*	Rennova Health, Inc.	222,000	56,810
*	Ritter Pharmaceuticals, Inc.	16,145	21,634
			554,329
Industrials - 2.98%
	3M Co.	600	107,544
			107,544
Information Technology - 1.56%
	SilverSun Technologies, Inc.	13,425	23,494
*	xG Technology, Inc.	61,000	32,879
			56,373
Utilities - 3.37%
	Aqua America, Inc.	4,000	121,640
			121,640

	Total Common Stocks (Cost $2,022,597)		2,123,461

EXCHANGE-TRADED PRODUCT- 4.83%
	PowerShares Senior Loan Portfolio	7,500	174,225

	Total Exchange-Traded Product (Cost $181,287)		174,225

CLOSED-END FUNDS - 10.58%
	Nuveen Floating Rate Income Fund	17,900	192,604
	Nuveen Short Duration Credit Opportunities Fund	11,687	189,095

	Total Closed-End Funds (Cost $376,659)		381,699

			(Continued)

SCS Tactical Allocation Fund

Schedule of Investments - Continued

As of August 31, 2016
					Value (Note 1)

			Interest	Maturity
MUNICIPAL BOND - 0.00%		Principal	Rate	Date
	York County Industrial Development Authority +	$15,000	0.000%	12/1/2035	$150

	Total Municipal Bond (Cost $14,046)				150
			Interest	Maturity
CONVERTIBLE BOND - 0.00%		Principal	Rate	Date
**	Millennium Healthcare, Inc. (b)	117,647	0.000%	8/1/2015	-

	Total Convertible Bond (Cost $40,233)				-

STRUCTURED NOTES - 13.99%

Corporate Bonds - 9.28%
	MBC Funding II Corp. (c)	100,000	6.000%	4/22/20206	111,157
	Morgan Stanley Fixed Income (c) - S&P 500
	Stock Index	300,000	11.000%	8/29/2034	223,500
					334,657
Convertible Bonds - 4.71%
	Societe Generale SA (c) - 30 Year CMS
	Rate and 2 Year CMS Rate	200,000	10.000%	12/30/2033	170,060

	Total Structured Notes (Cost $598,231)				504,717

			Strike	Exercise
WARRANTS - 1.76%		Shares	Price	Date
*	Aytu BioScience, Inc.	26,450	$0.50	5/6/2021	27,111
*	JRJR33, Inc. (a)(b)	33,300	$3.75	3/4/2020	-
*	Millennium Healthcare, Inc. (a)(b)	78,431	$0.75	6/26/2019	-
*	PURE Bioscience, Inc.	106,000	$0.75	8/27/2019	16,960
*	Rennova Health, Inc.	216,000	$-	7/14/2021	19,440
*	SilverSun Technologies, Inc. (a)(b)	11,765	$5.30	3/9/2020	-
*	xG Technology, Inc. (a)(b)	76,250	$0.69	7/15/2021	-

	Total Warrants (Cost $12,015)				63,511

SHORT-TERM INVESTMENT - 14.45%
	Money Market Fiduciary - 0.01% §	521,569			521,569

	Total Short-Term Investment (Cost $521,569)				521,569

Total Value of Investments (Cost $3,766,637) - 104.45%					3,769,332

Liabilities in Excess of Other Assets - (4.45)%					(160,623)

Net Assets - 100%					3,608,709

					(Continued)

SCS Tactical Allocation Fund

Schedule of Investments - Continued

As of August 31, 2016

§	Represents 7 day effective yield	The following acronym is used in this portfolio:
*	Non-income producing investment	CMS - Constant Maturity Swap Rate
+	Defaulted Bond
**	Rule 144-A Security

(a)
Securities for which market quotations are not readily available.  The aggregate value of such securities isless than $0, and they have been fair valued under procedures approved by the Fund's Board of Trustees.

(b)	Restricted securities. The aggregate value of such securities is less than $0, and they have been fair valued under procedures established by the Fund's Board of Trustees (Note 7).
(c)
Structured Notes.  There are several risks associated with the use of structured notes.  Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument.  A highly liquid secondary market may not exist for the structured notes in which the Fund invests, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them.  In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at the maturity of the obligation.  A Fund bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

	Summary of Investments
		% of Net
		Assets	Value
	Consumer Discretionary	3.44%	$124,100
	Consumer Staples	24.90%	898,660
	Financials	7.23%	260,815
	Health Care	15.36%	554,329
	Industrials	2.98%	107,544
	Information Technology	1.56%	56,373
	Utilities	3.37%	121,640
	Exchange-Traded Product	4.83%	174,225
	Closed-End Funds	10.58%	381,699
	Municipal Bond	0.00%	150
	Convertible Bond	0.00%	-
	Structured Notes	13.99%	504,717
	Warrants	1.76%	63,511
	Short-Term Investment	14.45%	521,569
	Liabilities in Excess of Other Assets	-4.45%	(160,623)
	Total	100.00%	$3,608,709

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statement of Assets and Liabilities

As of August 31, 2016

Assets:
Investments, at value (cost $3,766,637)	$3,769,332
Receivables:
Fund shares sold	669
Dividends and interest	6,093
Due from Advisor	3,949
Prepaid expenses:
Fund accounting fees	2,249
Registration and filing expenses	1,013

Total assets	3,783,305

Liabilities:
Investments purchased	157,780
Accrued expenses:
Professional fees	13,500
Trustee fees and meeting expenses	1,326
Distribution and service fees	732
Shareholder fulfillment fees	700
Custody fees	552
Compliance fees	6

Total liabilities	174,596

Total Net Assets	$3,608,709

Net Assets Consist of:
Paid in Interest	$4,139,870
Accumulated net investment loss	(44,375)
Accumulated net realized loss on investments	(489,481)
Net unrealized appreciation on investments	2,695

Total Net Assets	$3,608,709
Shares Outstanding, no par value (unlimited authorized shares)	376,336
Net Asset Value and Redemption Price Per Share	$9.59

Maximum Offering Price Per Share ($9.59 ÷ 95.25%)	$10.07

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statement of Operations

For the Year ended August 31, 2016

Investment Income:
Interest	$29,483
Dividends	76,438

Total Investment Income	105,921

Expenses:
Advisory fees (Note 2)	44,442
Professional fees	34,045
Fund accounting fees (Note 2)	27,461
Administration fees (Note 2)	23,932
Transfer agent fees (Note 2)	21,000
Distribution and service fees (Note 3)	11,111
Compliance fees (Note 2)	10,418
Trustee fees and meeting expenses	8,730
Shareholder fulfillment expenses	7,996
Registration and filing expenses	7,546
Custody fees (Note 2)	5,973
Securities pricing fees	2,438
Insurance expenses	1,408
Miscellaneous expenses (Note 2)	1,213

Total Expenses	207,713

Advisory fees waived (Note 2)	(27,506)
Expenses reimbursed by the Advisor (Note 2)	(2,440)

Net Expenses	177,767

Net Investment Loss	(71,846)

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(9,103)
Net change in unrealized depreciation on investments	(63,703)

Net Realized and Unrealized Loss on Investments	(72,806)

Net Decrease in Net Assets Resulting from Operations	$(144,652)

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statements of Changes in Net Assets

For the Year ended August 31,	2016	2015

Operations:
Net investment loss	$(71,846)	$(81,934)
Net realized loss from investment transactions	(9,103)	(462,759)
Net change in unrealized depreciation on investments	(63,703)	(598,354)

Net Decrease in Net Assets Resulting from Operations	(144,652)	(1,143,047)

Distributions to Shareholders:
Net realized gains	-	(341,299)

Decrease in Net Assets Resulting from Distributions	-	(341,299)

Beneficial Interest Transactions:
Shares sold	1,371,482	1,082,917
Reinvested distributions	-	341,299
Shares repurchased	(2,187,288)	(1,677,574)

Decrease in Net Assets Resulting from Beneficial Interest Transactions	(815,806)	(253,358)

Net Decrease in Net Assets	(960,458)	(1,737,704)

Net Assets:
Beginning of year	4,569,167	6,306,871
End of year	$3,608,709	$4,569,167

Accumulated Net Investment Loss	$(44,375)	$(68,379)

Share Information:
Shares Sold	134,180	101,674
Reinvested Distributions	-	31,987
Shares Repurchased	(214,839)	(157,633)
Net Decrease in Shares of Beneficial Interest	(80,659)	(23,972)

See Notes to Financial Statements

SCS Tactical Allocation Fund

Financial Highlights

For a share outstanding during the
fiscal year or period ended August 31,	2016		2015		2014	2013		2012 (d)

Net Asset Value, Beginning of Period	$10.00		$13.11		$11.30	$10.32		$10.00

Income from Investment Operations
Net investment income (loss)	(0.22)		(0.18)		(0.08)	0.05		0.11
Net realized and unrealized gain (loss) on
investments	(0.19)		(2.21)		2.30	1.10		0.21

Total from Investment Operations	(0.41)		(2.39)		2.22	1.15		0.32

Less Distributions to Shareholders:
Net investment income	-		-		-	(0.17)		-
Net realized gains	-		(0.72)		(0.41)	-		-

Total Distributions	-		(0.72)		(0.41)	(0.17)		-

Net Asset Value, End of Period	$9.59	(e)	$10.00	(e)	$13.11	$11.30		$10.32

Total Return (c)	(4.10)%	(e)	(18.58)%	(e)	19.56%	11.42%	(e)	3.20%	(b)(e)

Net Assets, End of Period (in thousands)	$ 3,609		$ 4,569		$ 6,307	$ 3,958		$1,597

Ratios of:
Gross Expenses to Average Net Assets (f)	4.68%		4.42%		3.78%	6.20%		13.24%	(a)
Net Expenses to Average Net Assets (f)	4.00%		4.00%		3.72%	3.47%		1.65%	(a)
Net Investment Income (Loss) to Average	(1.62)%		(1.54)%		(0.73)%	0.38%		2.46%	(a)
Net Assets

Portfolio turnover rate	88.43%		118.35%		156.28%	116.45%		67.51%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Total return does not reflect sales charge, if any.
(d)	For a share outstanding during the period from February 9, 2012 (Date of Initial Public Investment) to August 31, 2012.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

SCS Tactical Allocation Fund

Notes to Financial Statements

1.   Organization and Significant Accounting Policies

The SCS Tactical Allocation Fund ("Fund") is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust and commenced operations on February 9, 2012.

The Fund seeks to achieve its investment objective of capital appreciation by investing in a mix of equity securities and fixed income securities, which the Fund's investment advisor, Sentinel Capital Solutions, Inc. (the "Advisor"), determines are undervalued, offer the potential for capital appreciation, or may offer appreciation with lower volatility than the overall market.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of Directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of August 31, 2016 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$2,123,461	$2,123,461	$-	$-
Exchange-Traded Product	174,225	174,225	-	-
Closed-End Funds	381,699	381,699	-	-
Municipal Bond	150	-	150	-
Convertible Bond	-	-	-	-
Structured Notes:
Corporate Bonds	334,657	-	334,657	-
Convertible Bonds	170,060	-	170,060	-
Warrants	63,511	-	63,511	0
Short-Term Investment	521,569	521,569	-	-
Total	$3,769,332	$3,200,954	$568,378	$0
*Refer to Schedule of Investments for breakdown by Industry.
(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the year ended August 31, 2016.  The Fund held Level 3 securities during the year.  The aggregate value of these securities was less than 0.00% of the net assets of the Fund.  It is the Fund's policy to record transfers at the end of the year.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general Trust level expenses, which are allocated according to methods reviewed and approved annually by the Trustees.

Distributions
The Fund generally declares and distributes dividends from net investment income, if any, annually.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.   Transactions with Affiliates and Service Providers

Advisor
The Fund pays monthly fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 1.00%.  For the fiscal year ended August 31, 2016, $44,442 in advisory fees were incurred, $27,506 in advisory fees were waived by the Advisor, and $2,440 in advisory fees were reimbursed to the Fund by the Advisor.

The Advisor has entered into another contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 3.75% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until January 1, 2017.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly fee to the Fund's administrator, The Nottingham Company ("the Administrator"), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  Effective April 15, 2016, the Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of August 31, 2016, the Administrator received $1,213 in miscellaneous compensation expenses.

A breakdown of the fees is provided below.

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%
Next $1 billion	0.040%		*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Over $2 billion	0.030%
The Fund incurred $23,932 in administration fees, $5,973 in custody fees, and $27,461 in fund accounting fees for the fiscal year ended August 31, 2016.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund incurred $21,000 in transfer agent fees during the fiscal year ended August 31, 2016.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust are also officers of the Administrator.

3.   Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended August 31, 2016, $11,111 in fees were incurred by the Fund.

4.   Purchases and Sales of Investment Securities

For the fiscal year ended August 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$3,105,707	$4,073,990
There were no long-term purchases or sales of U.S Government Obligations during the fiscal year ended August 31, 2016.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed the Fund's tax positions to be taken on the federal income tax return and, during the period/years ended August 31, 2013 through August 31, 2016, determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements

Distributions during the fiscal years ended were characterized for tax purposes as follows:

	Distributions from
For the Fiscal Years Ended	Ordinary Income	Long-Term- Capital Gains
08/31/2016	$-	$-
08/31/2015	$201,612	$139,687

At August 31, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$3,797,183

Gross Unrealized Appreciation	313,562
Gross Unrealized Depreciation	(341,413)
Net Unrealized Depreciation	(27,851)

Accumulated Net Capital Losses	(281,592)
Deferred Post-October Capital Losses	(177,343)
Deferred Late Year Ordinary Losses	(44,375)

Accumulated Deficit	$(531,161)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the tax deferral of losses from wash sales.  For tax purposes, the current year post-October loss was $177,343 realized during the period from November 1, 2015 through August 31, 2016.  These losses will be recognized for tax purposes on the first business day of the Fund's next fiscal year, September 1, 2016.

The Fund has a capital loss carryforward of $281,592, which is short-term in nature and has no expiration.  The Fund has late year losses totaling $44,375.

Reclassifications relate primarily to differing book/tax treatment of ordinary investment losses and have no effect on net assets. For the fiscal year ended August 31, 2016, the following reclassifications were made:

Accumulated Net Investment Loss	$95,850
Paid in Interest	(95,850)

6.   Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects the risk of loss to be remote.

7.   Investments in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933.  The Fund may invest in restricted securities that are consistent with the Fund's investment strategy.  The Fund will not invest in a restricted security if the investment results in more than 15% of the Fund's net assets being invested in illiquid securities.  Investments in restricted securities are valued at fair value under procedures approved by the Fund's Board of Trustees.

(Continued)

SCS Tactical Allocation Fund

Notes to Financial Statements

As of August 31, 2016, the Fund was invested in the following restricted securities:

Security	Initial Purchase Date	Shares	Cost	Value	% of Net Assets
JRJR33, Inc. Warrants	2/27/2015	33,300	$0	$0	0.00%
Millennium Healthcare, Inc. Warrants	6/24/2014	78,431	$0	$0	0.00%
SilverSun Technologies, Inc. Warrants	3/4/2015	11,765	$118	$0	0.00%
xG Technology, Inc. Warrants	7/15/2016	76,250	$0	$0	0.00%
Millennium Healthcare, Inc. Convertible Bond	6/24/2014	117,647	$40,233	$0	0.00%

8.   Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of the SCS Tactical Allocation Fund

We have audited the accompanying statement of assets and liabilities of SCS Tactical Allocation Fund (the "Fund"), a series of shares of beneficial interest in the Starboard Investment Trust, including the schedule of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the period ended August 31, 2012 have been audited by other auditors, whose report dated October 22, 2012, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SCS Tactical Allocation Fund as of August 31, 2016, and the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
October 31, 2016

SCS Tactical Allocation Fund

Additional Information (Unaudited)

1.   Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.   Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 1-800-773-3863.

3.   Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal year ended August 31, 2016.

During the fiscal year, no income distributions and no capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, loads on reinvestments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2016 through August 31, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

SCS Tactical Allocation Fund

Additional Information (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Institutional Class Shares	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 968.70	$19.79
	$1,000.00	$1,005.03	$20.16
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio multiplied by 184/366 (to reflect the one-half year period).

5.   Approval of Advisory Agreement

The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement.  At a quarterly meeting of the Fund's Board of Trustees on September 7, 2016, the Trustees approved the Investment Advisory Agreement through October 27, 2017.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii)  investment performance of the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Advisor's practices regarding brokerage and portfolio transactions; and (vi) the Advisor's practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund's legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the quality of its advisory services since the Fund's inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations, proposed efforts during the Fund's start-up phase, coordination of services for the Fund among the Fund's service providers, and efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund's investment objective by investing in a mix of equity securities and fixed income securities which the Advisor believes are undervalued. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor's Form ADV and descriptions of the Advisor's business and compliance program), the Board of Trustees concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g. Bloomberg peer group average). The Trustees noted that the return for the one-year period ended June 30, 2016 for the Fund was -2.58%, which outperformed most of the returns of the comparable funds and the peer group average.  The Trustees then noted that the return for the three month period ended June 30, 2016 for the Fund was -1.83%, which underperformed the returns of most of the comparable funds and the peer group average.  The Trustees also considered the consistency of the Advisor's management of the Fund with its investment objective and policies.  After reviewing the investment performance of the Fund, the Advisor's experience managing the Fund, the Advisor's historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Advisor was satisfactory.

(Continued)

SCS Tactical Allocation Fund

Additional Information (Unaudited)

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel; the Advisor's compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor; and the nature and frequency of advisory fee payments. The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees discussed the Fund's Expense Limitation Agreement, including the nature and scope of the cost allocation for such fees.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor as well.  The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund's management fee was higher than those of some of the comparable funds and lower than others, and higher than the peer group average.  The Trustees also determined that the Fund's net expense ratio was higher than those of the comparable funds and higher than the peer group average.  The Trustees noted that the Fund's asset levels were smaller than the peer group average.  Following further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors, the Trustees considered the Fund's fee arrangements with the Advisor involved both the management fee and Expense Limitation Agreement.  The Trustees noted that, while the management fee would remain the same when the Fund reached higher asset levels, the Fund's shareholders would benefit from the Expense Limitation Agreement until the Fund's assets grew to a level where the Fund's expenses fell below the cap set by the agreement and the Advisor began receiving its full fee.  Thereafter, the Trustees noted that the Fund's shareholders would benefit from economies of scale under the Fund's agreements with service providers other than the Advisor.  Following further discussion of the Fund's projected asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that the Expense Limitation Agreement provided potential savings for the benefit of the Fund's investors.

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services ("soft dollars").  The Trustees noted, among other things, that the Fund rarely trades blocks of shares that require special handling and that the average commission rate for the Fund was approximately $0.01 per share.  After further review and discussion, the Board of Trustees determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor's code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor's standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

(Continued)

SCS Tactical Allocation Fund

Additional Information (Unaudited)

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

6.   Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,184 during the fiscal year ended August 31, 2016 from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	17	None.
Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	17
Independent Trustee of World Funds Trust for its twelve series, Gardner Lewis Investment Trust for its two series, Leeward Investment Trust for its one series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	17
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, and Centaur Mutual Funds Trust for its one series (all registered investment companies). Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp. Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	17	None.

(Continued)

SCS Tactical Allocation Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Matthew J. Beck Date of Birth: 06/1989	Secretary	Since 05/15	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

SCS Tactical Allocation Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Sentinel Capital Solutions
116 South Franklin Street	38 S. Potomac Street
Post Office Drawer 4365	Suite 203
Rocky Mount, North Carolina 27803	Hagerstown, Maryland 21740

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	sentinelcapitalsolutions.com

Item 2.   CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.
Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
As of the date of this report, August 31, 2016, the registrant's audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is "independent" for purposes of Item 3 of Form N-CSR.

Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed by the registrant's independent accountant, BBD, LLP for August 31, 2015 and August 31, 2016 ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings for those fiscal years.

Fund	2015	2016
SCS Tactical Allocation Fund	$11,250	$11,550

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended August 31, 2015 and August 31, 2016 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2015	2016
SCS Tactical Allocation Fund	$2,000	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year.

(e) (1)
The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended August 31, 2015 and August 31, 2016 were $2,000 and $2,000, respectively.  There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
    Not applicable.
Item 6.   SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
Item 11.   CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officer(s) and the Principal Financial Officer(s) have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: November 2, 2016	Katherine M. Honey President and Principal Executive Officer SCS Tactical Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: November 2, 2016	Katherine M. Honey President and Principal Executive Officer SCS Tactical Allocation Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: November 2, 2016	Ashley E. Harris Treasurer and Principal Financial Officer SCS Tactical Allocation Fund